Other Financial Data - Summary of Components of Receivables, Net (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Financial Data [Abstract]
Billed and unbilled receivables	$ 687	$ 520
Allowance for expected credit losses	(9)	(5)
Balance at end of period	$ 678	$ 515